------------
                                                                    MONEY MARKET
                                                                    ------------

INSTITUTIONAL MONEY MARKET FUND

ANNUAL REPORT

       OCTOBER 31, 1998

                                                            (LOGO) FIRSTAR FUNDS

                   -----------------------------------------
                              NOTICE TO INVESTORS

                      -  Shares of Firstar Funds:

                         - ARE NOT INSURED BY THE
                           FDIC, the US Government or any
                           other governmental agency;

                         - are not bank deposits or
                           obligations of or guaranteed
                           by Firstar Bank, its parent
                           company or its affiliates;

                         - are subject to investment
                           risks, including possible
                           loss of principal; and
                         - are offered by B.C. Ziegler
                           and Company, member NASD,
                           SIPC, and an independent
                           third-party distributor.

                      -  Firstar Bank affiliates serve as
                         investment adviser, custodian,
                         transfer agent, administrator,
                         and accounting services agent
                         and receive compensation for
                         such services as disclosed in
                         the current prospectus.

                      -  There can be no assurance that
                         the money market fund will be
                         able to maintain a stable net
                         asset value of $1.00 per share.
                   -----------------------------------------



TABLE OF CONTENTS
                                                                     Page(s)
SHAREOWNER LETTER.........................................................1
FIRSTAR INSTITUTIONAL MONEY MARKET FUND YIELD COMPARISONS.................2
LOOKING AHEAD - THE FORECAST..............................................2
STATEMENT OF ASSETS AND LIABILITIES.......................................3
STATEMENT OF OPERATIONS...................................................4
STATEMENT OF CHANGES IN NET ASSETS........................................4
FINANCIAL HIGHLIGHTS......................................................5
SCHEDULE OF INVESTMENTS.................................................6-8
NOTES TO THEFINANCIAL STATEMENTS..........................................9
REPORT OF INDEPENDENT ACCOUNTANTS........................................10

                                                            (LOGO) FIRSTAR FUNDS


                                                                   December 1998
DEAR SHAREOWNER:

INVESTMENT REVIEW

Money market funds generated strong total returns over the past 12 months and continue to offer attractive inflation-adjusted yields. Short-term interest rates were stable during much of the year but did succumb to volatility in the financial markets over the past few months. Money market rates fell during September and October as a large number of uneasy investors sought the safety of money market funds. Additionally, the Federal Reserve lowered the Federal Funds rate by 0.25% on September 29th and again on October 15th. Overall, short-term yields fell from approximately 5.3% in October of 1997 to 4.5% in October of 1998. During this time period, Firstar Institutional Money Market Fund was managed with a slightly longer average maturity versus its benchmark, while offering principal stability and superior credit quality.

Firstar Institutional Money Market Fund is managed with quality and safety of principal as our primary goals. All securities purchased by the Fund must meet our own internal high standards for representing minimal credit risk as well as the strict guidelines set by the Securities and Exchange Commission ("SEC"). Our credit research team closely monitors all investments to ensure quality standards are met.

--------------------------------------------------------------------------------
                                7-DAY YIELD<F1>
--------------------------------------------------------------------------------
PERIOD ENDED OCTOBER 31, 1998

--------------------------------------------------------------------------------
                                      CURRENT            EFFECTIVE
INSTITUTIONAL MONEY MARKET FUND        5.08%               5.21%
--------------------------------------------------------------------------------

<F1>After fee waivers. Had fees not been waived, the current and effective yields would have been 4.79% and 4.92%, respectively. Reflects past performance; yields will vary. An investment in Firstar Institutional Money Market Fund is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.

Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.

                                                            (LOGO) FIRSTAR FUNDS

--------------------------------------------------------------------------------
                             YIELD COMPARISONS<F1>
--------------------------------------------------------------------------------

AVERAGE
MONTHLY            FIRSTAR INSTITUTIONAL          IBC'S INSTITUTIONAL
RATES                MONEY MARKET FUND           AVERAGE(TM) / ALL TAXABLE

1998

October                    5.14%                         4.88%
-----------------------------------------------------------------------
September                  5.26%                         5.15%
-----------------------------------------------------------------------
August                     5.29%                         5.18%
-----------------------------------------------------------------------
July                       5.30%                         5.19%
-----------------------------------------------------------------------
June                       5.29%                         5.18%
-----------------------------------------------------------------------
May                        5.27%                         5.17%
-----------------------------------------------------------------------
April                      5.26%                         5.19%
-----------------------------------------------------------------------
March                      5.28%                         5.21%
-----------------------------------------------------------------------
February                   5.30%                         5.22%
-----------------------------------------------------------------------
January                    5.40%                         5.27%
-----------------------------------------------------------------------

1997

December                   5.46%                         5.29%
-----------------------------------------------------------------------
November                   5.34%                         5.24%
-----------------------------------------------------------------------


We compare the Firstar Institutional Money Market Fund to the IBC's Institutional Average/TM/All Taxable, which is a composite of professionally managed money market investment funds with similar objectives.

<F1>After fee waivers. Had fees not been waived, performance would have been reduced. Reflects past performance; yields will vary. An investment in Firstar Institutional Money Market Fund is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.

LOOKING AHEAD - THE FORECAST

Looking ahead, we expect continued above-average market volatility in both the stock and bond markets, slower economic growth, and continued low levels of inflation for 1999. We expect short-term money market rates to continue to fall and anticipate maintaining an average maturity in the Firstar Institutional Money Market Fund comparable to, or slightly longer than, its benchmark. As always, our goal is to maintain the high credit quality of the Fund while closely monitoring corporate credit quality.

We continue to pride ourselves on meeting three important objectives for our money market shareowners: PRESERVATION OF PRINCIPAL, LIQUIDITY AND COMPETITIVE INVESTMENT INCOME. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors.

We appreciate your continued confidence in the Firstar Institutional Money Market Fund and look forward to working with you in the future.


Jane T. Keelan
Carl J. Smith
Margaret Radske
Portfolio Managers
Firstar Investment Research & Management Company, LLC (FIRMCO)

                                                            (LOGO) FIRSTAR FUNDS

INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1998


ASSETS:
  Investments, at amortized cost                            $1,628,569
  Interest receivable                                            1,589
  Other                                                             18
                                                            ----------

     Total Assets                                            1,630,176
                                                            ----------


LIABILITIES:
  Dividends payable                                              5,678
  Payable to affiliates                                            466
  Accrued expenses and other liabilities                            62
                                                            ----------

     Total Liabilities                                           6,206
                                                            ----------

NET ASSETS                                                  $1,623,970
                                                            ==========

CAPITAL STOCK, $.0001 par value
  Authorized                                                 5,000,000
  Issued and outstanding                                     1,623,970

NET ASSET VALUE,
  REDEMPTION PRICE AND
  OFFERING PRICE PER SHARE                                       $1.00
                                                                 =====

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1998


INVESTMENT INCOME:
  Interest income                                              $69,037
                                                            ----------


EXPENSES:
  Investment advisory fees                                       6,109
  Administration fees                                            1,333
  Custody fees                                                     213
  Federal and state registration fees                               58
  Shareowner servicing and accounting costs                         88
  Professional fees                                                 31
  Reports to shareowners                                            14
  Directors' fees and expenses                                       7
  Other                                                             25
                                                            ----------

  Total expenses before waiver                                   7,878
   Less: Waiver of expenses                                    (3,602)
                                                            ----------

   Net Expenses                                                  4,276
                                                            ----------

NET INVESTMENT INCOME                                          $64,761
                                                            ==========


STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                             Year ended October 31,
                                                1998         1997
                                               -----         -----

OPERATIONS:
  Net investment income                         $64,761        $50,238
                                             ----------     ----------
  Net increase in net assets resulting
     from operations                             64,761         50,238
                                             ----------     ----------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                                 3,302,686      2,907,787
  Shares issued to owners in
     reinvestment of dividends                    5,039          6,088
  Shares redeemed                           (2,885,096)    (2,462,585)
                                             ----------     ----------
  Net increase                                  422,629        451,290
                                             ----------     ----------
DIVIDENDS PAID FROM:
  Net investment income                        (64,761)       (50,238)
                                             ----------     ----------

TOTAL INCREASE
  IN NET ASSETS                                 422,629        451,290

NET ASSETS:
  Beginning of year                           1,201,341        750,051
                                             ----------     ----------

  End of year                                $1,623,970     $1,201,341
                                             ==========     ==========

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS


                                                                           Year ended October 31,
                                                     -------------------------------------------------------------------
                                                      1998           1997           1996           1995           1994
                                                     -----          -----           -----          -----          -----

Per Share Data:
Net asset value, beginning of year                     $1.00          $1.00          $1.00          $1.00          $1.00

Income from investment operations:
  Net investment income                                 0.05           0.05           0.05           0.06           0.04
                                                  ----------     ----------     ----------     ----------     ----------

  Total from investment operations                      0.05           0.05           0.05           0.06           0.04
                                                  ----------     ----------     ----------     ----------     ----------

Less distributions:
  Dividends from net investment income                (0.05)         (0.05)         (0.05)         (0.06)         (0.04)
                                                  ----------     ----------     ----------     ----------     ----------

  Total distributions                                 (0.05)         (0.05)         (0.05)         (0.06)         (0.04)
                                                  ----------     ----------     ----------     ----------     ----------

Net asset value, end of year                           $1.00          $1.00          $1.00          $1.00          $1.00
                                                  ==========     ==========     ==========     ==========     ==========

Total Return                                           5.41%          5.38%          5.32%          5.77%          3.65%

Supplemental data and ratios:
  Net assets, in thousands,
     end of period                                $1,623,970     $1,201,341       $750,051       $716,566       $754,636
  Ratio of net expenses to average
     net assets <F1>                                   0.35%          0.35%          0.35%          0.35%          0.37%
  Ratio of net investment income
     to average net assets <F2>                        5.30%          5.23%          5.19%          5.63%          3.64%


<F1> Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 0.64%, 0.66%, 0.64%, 0.69% and 0.85%, respectively.

<F2> Without fees waived, ratios of net investment income to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 5.01%, 4.92%, 4.90%, 5.29% and 3.16%, respectively.

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998


  Principal                                                      Amortized
   Amount                                                           Cost
(in thousands)                                                 (in thousands)
---------------                                                --------------

            COMMERCIAL PAPER  86.4%
            AGRICULTURAL PRODUCTS 1.3%
            Golden Peanut Company,
 $  21,000     4.93%, 2/23/99                                     $   20,671
                                                                  ----------

            ASSET BACKED  12.7%
            Ciesco L.P.:
    15,000     5.43%, 11/23/98                                        14,950
    15,000     5.10%, 1/19/99                                         14,832
    10,000     5.10%, 1/21/99                                          9,885
            Corporate Asset Funding Co., Inc.:
    13,000     5.50%, 11/04/98                                        12,994
    15,000     5.50%, 11/09/98                                        14,982
    15,000     5.45%, 11/17/98                                        14,964
    15,000     5.35%, 12/16/98                                        14,900
     9,000     5.18%, 1/07/99                                          8,913
            CXC, Inc.:
    15,000     5.51%, 11/20/98                                        14,956
    14,000     5.45%, 12/03/98                                        13,932
    15,000     5.27%, 1/11/99                                         14,844
     7,500     5.20%, 1/13/99                                          7,421
    15,000     5.15%, 1/25/99                                         14,818
            New Center Asset Trust:
    19,000     5.72%, 11/02/98                                        18,997
    15,000     5.06%, 2/08/99                                         14,791
                                                                  ----------
                                                                     206,179
                                                                  ----------

            AUTO & TRUCKS  4.6%
            Ford Credit Europe PLC:
    15,000     5.12%, 1/08/99                                         14,855
    15,000     5.10%, 1/20/99                                         14,830
    15,000     5.05%, 1/21/99                                         14,830
    15,000     5.03%, 2/02/99                                         14,805
            General Motors Acceptance Corporation,
    15,000     5.08%, 11/30/98                                        14,939
                                                                  ----------
                                                                      74,259
                                                                  ----------

            BANKING - DOMESTIC  4.0%
            Barclays US Funding Corporation:
    15,000     5.37%, 11/02/98                                        14,998
    35,000     5.27%, 11/04/98                                        34,984
    15,000     5.16%, 12/11/98                                        14,914
                                                                  ----------
                                                                      64,896
                                                                  ----------

            BANKING - FOREIGN  5.2%
            Deutsche Bank Financial, Inc.,
    15,000     5.25%, 11/06/98                                        14,989
            Dresdner US Finance, Inc.:
    15,000     5.21%, 1/11/99                                         14,846
    15,000     5.23%, 2/19/99                                         14,760




  Principal                                                      Amortized
   Amount                                                           Cost
(in thousands)                                                 (in thousands)
---------------                                               --------------

            BANKING - FOREIGN  5.2% (CONT.)
            UBS Finance (Delaware), Inc.:
  $ 10,000     5.23%, 1/05/99                                     $    9,906
    15,000     5.10%, 2/10/99                                         14,785
    15,000     5.01%, 3/22/99                                         14,706
                                                                  ----------
                                                                      83,992
                                                                  ----------

            BASIC INDUSTRY  3.6%
            Monsanto Company:
    10,000     5.46%, 12/02/98                                         9,953
    15,000     5.30%, 12/22/98                                        14,887
    14,645     5.38%, 12/28/98                                        14,520
    18,800     5.37%, 12/30/98                                        18,635
                                                                  ----------
                                                                      57,995
                                                                  ----------

            BEVERAGES 3.5%
            Bass Finance (C.I.) Ltd.:
    15,000     5.51%, 11/03/98                                        14,995
    15,000     5.33%, 11/06/98                                        14,989
            Brown-Forman Corporation,
    11,500     5.35%, 12/18/98                                        11,420
            Pepsico, Inc.,
    15,000      5.43%, 12/14/98                                       14,903
                                                                  ----------
                                                                      56,307
                                                                  ----------

            COMMUNICATION  2.6%
            GTE Funding, Inc.:
    10,000     5.32%, 11/03/98                                         9,997
    13,000     5.12%, 11/17/98                                        12,970
    20,000     5.22%, 11/24/98                                        19,934
                                                                  ----------
                                                                      42,901
                                                                  ----------
            CONSUMER CYCLICAL 0.9%
            General Electric Company,
    15,000     5.33%, 12/29/98                                        14,871
                                                                  ----------

            DRUGS 0.9%
            Colgate-Palmolive Company,
    15,000     5.40%, 11/24/98                                        14,948
                                                                  ----------

            FINANCE  11.6%
            ABB Treasury Center, Inc.,
    15,000     5.33%, 12/17/98                                        14,898
            American Express Co.,
    13,000     5.25%, 2/17/99                                         12,795
            American General Finance Corporation,
    15,000     5.50%, 11/02/98                                        14,998
            Avco Financial Services, Inc.:
    15,000     5.35%, 12/08/98                                        14,918
    13,000     5.36%, 12/23/98                                        12,899
    20,000     4.94%, 3/01/99                                         19,671

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS


INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998


  Principal                                                      Amortized
   Amount                                                           Cost
(in thousands)                                                 (in thousands)
---------------                                               --------------

            FINANCE  11.6% (CONT.)
            General Electric Capital Corporation,
  $ 15,000     5.55%, 11/18/98                                     $  14,961
            Household Finance Corporation:
    15,000     5.42%, 12/18/98                                        14,894
    15,000     5.16%, 1/27/99                                         14,813
    15,000     5.15%, 2/03/99                                         14,798
    15,000     5.12%, 2/04/99                                         14,797
            National Rural Utilities CFC:
    16,000     5.40%, 12/10/98                                        15,906
     7,500     5.00%, 2/08/99                                          7,397
                                                                  ----------
                                                                     187,745
                                                                  ----------

            FINANCE - SERVICES  15.1%
            Goldman Sachs Group, L.P.:
    25,000     5.48%, 11/02/98                                        24,996
    15,000     5.33%, 11/09/98                                        14,982
    15,000     5.25%, 12/09/98                                        14,917
    10,000     5.23%, 2/26/99                                          9,830
    22,000     5.10%, 3/19/99                                         21,570
            Merrill Lynch & Company, Inc.:
    35,000     5.45%, 11/05/98                                        34,979
    15,000     5.44%, 2/05/99                                         14,782
    15,000     5.11%, 2/12/99                                         14,781
    15,000     5.45%, 2/19/99                                         14,750
            Morgan Stanley, Dean Witter, Discovery & Co.:
    15,000     5.49%, 11/10/98                                        14,979
    12,500     5.20%, 1/14/99                                         12,366
    15,000     5.46%, 1/28/99                                         14,800
    15,000     5.46%, 1/29/99                                         14,798
     9,000     5.05%, 2/22/99                                          8,857
    14,500     5.00%, 3/18/99                                         14,224
                                                                  ----------
                                                                     245,611
                                                                  ----------

            INSURANCE 8.6%
            American Family Financial Services Inc.:
    15,000     5.50%, 11/06/98                                        14,989
     8,000     5.27%, 11/23/98                                         7,974
            American General Corporation,
    13,000     5.50%, 11/16/98                                        12,970
            Hartford Financial Services, Inc.,
    15,000     5.35%, 11/12/98                                        14,976
            John Hancock Capital Corporation:
     9,620     5.11%, 11/16/98                                         9,600
    15,000     5.33%, 12/10/98                                        14,913
            Prudential Funding Corporation:
    15,000     5.51%, 11/20/98                                        14,956
    15,000     5.29%, 1/15/99                                         14,839
    20,000     5.16%, 1/20/99                                         19,771


  Principal                                                      Amortized
   Amount                                                           Cost
(in thousands)                                                 (in thousands)
---------------                                               --------------

            INSURANCE 8.6% (CONT.)
            Prudential Funding Corporation (cont.),
 $  15,000     5.15%, 2/24/99                                    $    14,753
                                                                  ----------
                                                                     139,741
                                                                  ----------

            MACHINERY - AGRICULTURE AND CONSTRUCTION 4.0%
            Caterpillar Financial Services Corporation:
    10,200     5.30%, 11/10/98                                        10,187
    20,000     5.20%, 11/18/98                                        19,951
     9,000     5.02%, 3/10/99                                          8,838
            John Deere Capital Corporation:
    12,000     5.22%, 2/11/99                                         11,823
    15,000     5.43%, 2/16/99                                         14,758
                                                                  ----------
                                                                      65,557
                                                                  ----------

            PRINTING AND PUBLISHING  1.6%
            McGraw-Hill Cos., Inc.:
    11,600     5.43%, 12/01/98                                        11,548
    15,000     5.45%, 12/04/98                                        14,925
                                                                  ----------
                                                                      26,473
                                                                  ----------

            RETAIL 4.4%
            J.C. Penney Funding Corporation:
    15,000     5.51%, 11/13/98                                        14,972
    15,000     5.50%, 11/19/98                                        14,959
    11,000     5.10%, 12/11/98                                        10,938
    15,000     5.20%, 1/22/99                                         14,822
            Toys 'R' Us, Inc.,
    15,000     5.28%, 11/24/98                                        14,949
                                                                  ----------
                                                                      70,640
                                                                  ----------

            SOVEREIGN 1.8%
            Quebec (Province of) Canada:
    15,000     5.50%, 11/05/98                                        14,991
    15,000     5.03%, 3/16/99                                         14,717
                                                                  ----------
                                                                      29,708
                                                                  ----------

            Total Commercial Paper                                 1,402,494
                                                                  ----------

            CERTIFICATES OF DEPOSIT  0.9%
            Deutsche Bank AG,
    15,000     5.67%, 2/26/99                                         14,997
                                                                  ----------

            FUNDING AGREEMENTS  3.6%
            Travelers Insurance Company:
    23,000     5.33%, 6/30/99<F1>                                     23,000
    36,000     5.73%, 2/18/99<F1>                                     36,000
                                                                  ----------
            Total Funding Agreements                                  59,000
                                                                  ----------

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS



INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998


   Number                                                        Amortized
  of Shares                                                         Cost
(in thousands)                                                 (in thousands)
---------------                                                --------------

            INVESTMENT COMPANIES  9.4%
    71,068  Financial Square Prime Obligation Fund                $   71,068
    81,010  Short-Term Investments Co.
               Liquid Assets Portfolio                                81,010
                                                                  ----------

            Total Investment Companies                               152,078
                                                                  ----------

            Total Investments 100.3%                               1,628,569
                                                                  ----------

            Liabilities, less Other Assets (0.3)%                    (4,599)
                                                                  ----------

            NET ASSETS 100.0%                                     $1,623,970
                                                                  ==========

       <F1>Variable rate security

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

INSTITUTIONAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS


1. ORGANIZATION
   Firstar Funds, Inc. (the "Company"), formerly Portico Funds, Inc., was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Institutional Money Market Fund (the "Fund"), which commenced operations on April 26, 1991, is a separate, diversified investment portfolio of the Company.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes and funding agreements are valued at cost which approximates market value. Investment companies are valued at net asset value which approximates market value.

b) Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and it intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

c) Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

f) Other - The Fund recognizes interest income on the accrual basis. Discounts and premiums are amortized over the life of the respective security. Investment and shareowner transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
   The Fund has entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Fund, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% of the Fund's first $2 billion of average daily net assets, and 0.40% of the Fund's average daily net assets in excess of $2 billion. For the year ended October 31, 1998, FIRMCO voluntarily waived $2,556 of its advisory fees, in thousands, for the Fund.

   Firstar Bank Milwaukee, N.A. serves as custodian and Firstar Mutual Fund Services, LLC serves as transfer agent and accounting services agent for the Fund. Both companies are affiliates of FIRMCO.

   The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Mutual Fund Services, LLC (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1998, $1,046 of administration fees, in thousands, were voluntarily waived for the Fund.

   Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S.Treasury bills. The Fund maintains its proportionate share of the Company's liability for deferred fees.


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                                                            (LOGO) FIRSTAR FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE FIRSTAR INSTITUTIONAL MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Firstar Institutional Money Market Fund (one of the portfolios of Firstar Funds, Inc. (the "Fund")) at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
December 8, 1998

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FIRSTAR FUNDS ARE AVAILABLE THROUGH:

- THE FIRSTAR FUNDS CENTER,

- INVESTMENT SPECIALISTS WHO ARE REGISTERED
  REPRESENTATIVES OF FIRSTAR INVESTMENT SERVICES, INC.
  A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,

- AND THROUGH SELECTED SHAREHOLDER ORGANIZATIONS.


This report is authorized for distribution only when preceded or accompanied by a current prospectus.


FOR ACCOUNT BALANCES AND INVESTOR SERVICES INFORMATION
1-800-228-1024
1-414-287-3808

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

WWW.FIRSTARFUNDS.COM

                                                            (LOGO) FIRSTAR FUNDS

                                                             FORM #40-0244 12/98